                       SEMIANNUAL REPORT / APRIL 30, 2002

                         AIM GLOBAL INFRASTRUCTURE FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

================================================================================

                                  [COVER IMAGE]

                     L'ECLUSE DE LA MONNAIE BY PAUL SIGNAC

 THROUGHOUT HISTORY, MAJOR INFRASTRUCTURE PROJECTS SUCH AS BRIDGES, CANALS AND

     ROADS HAVE BEEN VITAL TO THE NATION'S SUCCESS. NOW, THE DEFINITION OF

  "INFRASTRUCTURE" HAS EXPANDED TO INCLUDE TELECOMMUNICATIONS, ELECTRICITY AND

    HIGH TECHNOLOGY--THE INTANGIBLE BRICKS AND MORTAR OF THE MODERN ECONOMY.

================================================================================

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Infrastructure Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o   Had the advisor not waived fees, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales-charge structures and class expenses.

o The fund's average annual total returns as of the close of the reporting period ended 4/30/02(including sales charges) are as follows: Class A shares, one year, -40.66%; five years, -7.50%; inception (5/31/94), -1.25%.
    Class B shares, one year, -41.16%; five years, -7.34%; inception (5/31/94), -1.14%. Class C shares, one year, -38.66%; inception (3/1/99), -12.19%. In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/02, the most recent calendar quarter-end, which were: Class A shares, one year, -31.64%; five years, -6.40%; inception (5/31/94), -0.39%. Class B shares, one year, -32.14%; five years, -6.21%; inception (5/31/94), -0.26%. Class C shares, one year, -29.27%; inception (3/1/99), -10.51%.

Past performance cannot guarantee comparable future results. DUE TO RECENT MARKET VOLATILITY RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

o Investing in emerging markets may involve greater risk and potential reward than investing in more established markets.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o A significant portion of the fund's returns during certain periods was attributable to its investment in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please the fund's prospectus.

o Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI All Country (AC) World Free Index tracks the performance of approximately 50 countries covered by Morgan Stanley Capital International that are considered developed or emerging markets. The free index represents actual buyable opportunities for global investors.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges or fund expenses.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

 This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           In a letter to shareholders in spring 1995 fund reports,
ROBERT H.           before Alan Greenspan had uttered the words "irrational
GRAHAM]             exuberance," we cautioned our investors: "If you are
                    investing in mutual funds with expectations of double-digit returns every year, you will be disappointed. Maybe not today, but sometime in the future."

                       Depending on which AIM funds you own, there is a good
                    possibility you have experienced a loss during the past couple of years, perhaps including the six months covered by this report. Even investors who have not lost money may have been tempted to take their money out of the markets. We at AIM thank you for staying with us during this period.

                       Our nation and our markets have been badly shaken
                    recently: by terrorism and war, by the first recession in a decade, by a two-year bear market for equities, and by a loss of confidence in corporate governance and financial reporting stemming from the Enron collapse. It is obvious that markets got way ahead of themselves during the 1990s. Recall the euphoria about the Dow Jones Industrials breaking through the 10,000 mark. The Dow closed above that mark for the first time on March 29, 1999. As the period covered by this report closed, it was hovering around that mark.

    However, it would be foolish to replace irrational exuberance with equally irrational pessimism. Many of you who have only recently begun investing, perhaps as the markets were peaking in 1999 and 2000, may wonder whether markets ever produce positive returns. Nevertheless, the overwhelming majority of long-term investors, those who have been invested at least five years, are well ahead of where they started.

LONG-TERM OPTIMISM

One of our senior investment officers recently described what he considers the appropriate approach to the current equity markets: "optimism, tempered with rationality." I couldn't agree more. Looking at the long run, I cannot help being optimistic about the prospects for the U.S. economy. A great deal of the world's intellectual capital resides within our borders, and we enjoy a political and business structure that historically has provided unparalleled incentive for hard work and innovation. It takes effort not to be enthusiastic about the long-term state of the U.S. economy, and therefore of our equity markets.

    Beyond domestic equities, there are other investments with attractive potential. The likelihood of stable interest rates is strong, as the Federal Reserve has signaled its neutral stance in light of tame inflation and measured economic growth. Bonds typically do well in such a climate.

    The current international outlook is also favorable. Recent European economic data point to a pickup in manufacturing and consumer confidence. In Asia, export-led recovery is a dominant theme.

    No one, however, is anticipating a return to the heady days of the '90s, and a dose of realistic expectations would do us all well. Over the very long term--since before the Great Depression--domestic equities have produced average annual total returns of approximately 10%; fixed-income investments typically return less.

    As we warned seven years ago, bull markets do end. So do bear markets. The trouble is, no one can predict exactly when. In this environment, we at AIM can only promise to remain focused on two fundamental aspects of our business. The first is a disciplined investment process, which we know is the root of good performance over time. The other is excellent customer service, which you always deserve but probably need even more when markets are as volatile and generally disappointing as they have been lately.

YOUR FUND MANAGERS COMMENT

In the pages that follow, you will find your fund managers' more detailed discussion of factors that influenced your fund.

    Briefly, AIM Global Infrastructure Fund's growth at a reasonable price
(GARP) investment style and many types of infrastructure stocks were out of favor during the reporting period. For the six-month period, the fund's Class A shares returned -9.80%, excluding sales charges, while its benchmark, the MSCI AC World Free Index, returned 4.69%. As the fund is limited to only true infrastructure stocks, it suffered in contrast to its much broader-based index.

    You can always find timely information about your fund and the markets in general on our Web site, aimfunds.com. We invite you to visit it often. Our Client Services Department can be reached during regular business hours at 800-959-4246.

    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
June 10, 2002

INFRASTRUCTURE STOCKS SLOW TO REACT TO ECONOMIC RECOVERY

HOW DID AIM GLOBAL INFRASTRUCTURE FUND PERFORM DURING THE REPORTING PERIOD?

At best, infrastructure stocks provided lackluster returns, while many stocks in the sector declined. Given this environment, for the six-month period ended April 30, 2002, AIM Global Infrastructure Fund returned -9.80% for Class A shares, -9.99% for Class B shares and -10.00% for Class C shares, excluding sales charges. The fund's benchmark, the MSCI All Country (AC) World Free Index returned 4.69% over the same time period.

CAN YOU EXPLAIN THE DIFFERENCE IN THE FUND'S RETURN AND THAT OF ITS BENCHMARK?

As perhaps the only pure "infrastructure" fund on the market--AIM Global Infrastructure Fund invests almost exclusively in infrastructure stocks. We are compared, however, to global funds with greater latitude and against a broad index. The MSCI All Country (AC) World Free Index is indeed a very broad index encompassing a great range of sectors, industries and countries. Because of these differences, it is not unusual for the fund to perform differently than its index.

    While the fund underperformed its index during the reporting period, a good example of overperformance was the one-year period ended October 30, 2000. At that time the fund's Class A shares, excluding sales charges, returned 25.71%, while the MSCI AC World Index returned only 0.85%.

WHAT WERE SOME OF THE MAJOR STOCK MARKET TRENDS?

Despite impressive rallies in November and early March, stocks struggled for most of the reporting period. The Federal Reserve Board (the Fed) helped spark the rally early in the reporting period by cutting the key federal funds rate to 1.75%--its lowest level since 1961--in an effort to pull the economy out of recession. But when the nation's gross domestic product (GDP) grew at a surprisingly strong annualized rate in the fourth quarter of 2001, the Fed hinted that it might raise interest rates in the months ahead to prevent the economy from expanding too rapidly.

         While the shift in Fed policy put a damper on the market rally, investors were more concerned about several high-profile companies' questionable accounting practices, which were thrust into the spotlight early in 2002. Investors also shied away from stocks because of mixed economic signals, disappointing corporate earnings and concerns about developments in the Middle East. As a result, many major market indexes ended the reporting period with only modest gains.

         On a sector basis, consumer-discretionary and consumer-staples stocks performed well. Despite economic uncertainties, Americans continued to spend, benefiting the nation's retailers, particularly discount stores. Financial services stocks, especially banks, got a boost from the low interest-rate environment. Information technology stocks, which performed strongly at the close of 2001, plummeted in the first months of 2002 as corporate spending on technology was weak.

HOW DID INVESTOR STYLE PREFERENCE IMPACT THE FUND?

Although growth stocks rallied impressively at the end of 2001, they underperformed value stocks for the reporting period. In the uncertain market environment, value stocks were more attractive to investors. And small- and mid-cap stocks outperformed large-cap stocks. Small-cap value stocks were the best-performing segment of the market while large-cap growth stocks were the worst. This scenario provided a double whammy of sorts for the fund as both its style--growth at a reasonable price or GARP; and its market cap focus--large-cap stocks--were clearly out of favor.

================================================================================

FUND AT A GLANCE

AIM Global Infrastructure Fund seeks to provide long-term growth of capital. The fund invests in equity securities of companies in established and emerging economies throughout the world that design, develop or provide products and services necessary for creating and maintaining a country's infrastructure.

                                   [GRAPHIC]

INVESTMENT STYLE: GARP OR GROWTH-AT-A-REASONABLE-PRICE (Draws on the strength of both value and growth investing to identify companies with strong growth prospects and attractive valuations)

o Invests in both traditional infrastructure for stability--such as airports and roads--and new infrastructure for growth--such as wireless and software

================================================================================

PORTFOLIO COMPOSITION

As of 4/30/02, based on total net assets

===================================================================================================================
TOP 10 HOLDINGS                              TOP 10 INDUSTRIES                           TOP COUNTRIES
-------------------------------------------------------------------------------------------------------------------
 1. FPL Group, Inc.                 5.6%      1. Electric Utilities              25.9%    1. United States    58.3%

 2. Pinnacle West Capital Corp.     4.6       2. Integrated Telecommunication             2. Spain             7.3
                                                 Services                        11.4
 3. Telecom Italia S.p.A. (Italy)   3.7                                                   3. Italy             5.6
                                              3. Multi-Utilities                  9.4
 4. Endesa S.A.-ADR (Spain)         3.3                                                   4. United Kingdom    5.0
                                              4. Wireless Telecommunication
 5. Suez S.A. (France)              3.0          Services                         4.7     5. France            3.8

 6. Union Fenosa., S.A. (Spain)     2.9       5. Networking Equipment             3.6     6. Japan             2.5

 7. National Grid Group PLC                   6. Integrated Oil & Gas             3.5     7. Germany           2.4
    (United Kingdom)                2.8
                                              7. Semiconductors                   3.2     8. Brazil            1.8
 8. Cisco Systems, Inc.             2.6
                                              8. Oil & Gas Exploration &                  9. Finland           1.0
 9. General Electric Co.            2.6          Production                       3.0
                                                                                         10. Greece            0.5
10. NTT DoCoMo, Inc. (Japan)        2.5       9. Gas Utilities                    2.8

                                             10. Industrial Conglomerates         2.6

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any particular security.
===================================================================================================================

INFRASTRUCTURE STOCKS PRODUCED PEDESTRIAN RETURNS AT BEST, WHILE MANY DECLINED DURING THE REPORTING PERIOD. HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

Considered the "building blocks of a necessary economy" infrastructure stocks, in general, did not perform as well as many other market sectors. As AIM Global Infrastructure Fund invests primarily in infrastructure stocks, the fund could not rotate out of the sector and into better-performing areas, as a broader-based fund might do. Information technology and telecommunications were two of the worst performing sectors and fund holdings in these areas detracted from fund results. The rather steep decline in telecommunication stocks reflected investor concerns about high debt levels and uncertain accounting practices among select companies.

    The fund has its greatest exposure to utility stocks. While earnings did start to rise in the electric power stocks we owned at the beginning of the year, it was not fully reflected in share price. Utility stocks, in general, enjoyed only modest success as fall out from California's 2001 energy crisis (such as recent lawsuits against energy firms for alleged overcharging) continued to dampen investor enthusiasm for the sector. The same held true for gas-oriented companies we owned.

A LARGE PORTION OF THE FUND'S HOLDINGS ARE U.S. STOCKS. WHAT'S THE RATIONALE FOR THAT?

Over the last few years, the dollar has been very strong, which has meant non-U.S. stocks have not done well when translated back into U.S. dollars. In other words, the foreign exchange calculation hinders performance. So we have, for some time, concentrated on U.S. exposure. Going forward, however, that could change if the dollar weakens and there is no foreign currency exchange penalty.

WHAT WERE CONDITIONS LIKE AT THE END OF THE REPORTING PERIOD?

Major market indexes were up strongly during the fourth quarter of 2001, but their performance for the reporting period as a whole was mixed--which could be attributed largely to investor unease about reports of questionable corporate accounting practices and a lack of candor by some Wall Street analysts. Continuing turmoil in the Middle East also undermined investor confidence and contributed to this mixed performance.

    Nonetheless, the ingredients for economic recovery remained in place: inflation was virtually nonexistent, corporate profit margins were improving, and short-term interest rates remained low. Despite slipping in April, consumer confidence generally rose over the reporting period and consumer spending, which accounts for two-thirds of economic activity, remained healthy.

    The fund's GARP strategy and focus on infrastructure companies makes it well suited for a general market rebound both domestically and internationally. In an expanding economy infrastructure companies often do quite well. As capital expenditures pick up, funds start to flow to these types of companies.

       PORTFOLIO MANAGEMENT TEAM

       Claude C. Cody IV
       Craig A. Smith
       Meggan M. Walsh

          See important fund and index disclosures inside front cover.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


                                                              MARKET
                                                 SHARES        VALUE
DOMESTIC STOCKS-57.82%

ADVERTISING-0.85%

Lamar Advertising Co.(a)                            3,600   $   154,548
=======================================================================

AEROSPACE & DEFENSE-1.35%

United Technologies Corp.                           3,500       245,595
=======================================================================

BROADCASTING & CABLE TV-1.71%

Univision Communications Inc.-Class A(a)            7,800       311,688
=======================================================================

COMPUTER STORAGE & PERIPHERALS-0.54%

EMC Corp.(a)                                       10,800        98,712
=======================================================================

CONSTRUCTION & ENGINEERING-1.00%

Quanta Services, Inc.(a)                           10,900       182,684
=======================================================================

DATA PROCESSING SERVICES-1.61%

Concord EFS, Inc.(a)                                9,000       293,310
=======================================================================

DIVERSIFIED METALS & MINING-0.85%

Peabody Energy Corp.                                5,700       154,071
=======================================================================

ELECTRIC UTILITIES-12.27%

Edison International(a)                             4,500        81,675
-----------------------------------------------------------------------
FPL Group, Inc.                                    16,000     1,015,840
-----------------------------------------------------------------------
PG&E Corp.(a)                                       5,000       117,500
-----------------------------------------------------------------------
Pinnacle West Capital Corp.                        19,000       832,580
-----------------------------------------------------------------------
Southern Co. (The)                                  6,700       189,945
=======================================================================
                                                              2,237,540
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.64%

Sanmina-SCI Corp.(a)                               11,300       117,520
=======================================================================

GAS UTILITIES-2.19%

El Paso Corp.                                      10,000       400,000
=======================================================================

HEAVY ELECTRICAL EQUIPMENT-0.70%

Active Power, Inc.(a)                              14,000        58,800
-----------------------------------------------------------------------
Proton Energy Systems, Inc.(a)                     13,700        69,322
=======================================================================
                                                                128,122
=======================================================================

INDUSTRIAL CONGLOMERATES-2.61%

General Electric Co.                               15,100       476,405
=======================================================================

INTEGRATED OIL & GAS-2.69%

ChevronTexaco Corp.                                 3,200       277,472
-----------------------------------------------------------------------
Exxon Mobil Corp.                                   5,300       212,901
=======================================================================
                                                                490,373
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.64%

BellSouth Corp.                                    12,100       367,235
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE

INTEGRATED TELECOMMUNICATION
  SERVICES-(CONTINUED)

SBC Communications Inc.                            14,000   $   434,840
-----------------------------------------------------------------------
Verizon Communications Inc.                        10,200       409,122
=======================================================================
                                                              1,211,197
=======================================================================

INTERNET SOFTWARE & SERVICES-0.21%

VeriSign, Inc.(a)                                   4,100        37,925
=======================================================================

IT CONSULTING & SERVICES-1.31%

SunGard Data Systems Inc.(a)                        8,000       238,080
=======================================================================

MOVIES & ENTERTAINMENT-2.34%

AOL Time Warner Inc.(a)                             5,600       106,512
-----------------------------------------------------------------------
Viacom Inc.-Class B(a)                              6,800       320,280
=======================================================================
                                                                426,792
=======================================================================

MULTI-UTILITIES-5.03%

Aquila, Inc.                                        5,654        90,690
-----------------------------------------------------------------------
Calpine Corp.(a)                                    8,000        88,000
-----------------------------------------------------------------------
Dynegy Inc.-Class A                                10,800       194,400
-----------------------------------------------------------------------
Mirant Corp.(a)                                    17,264       208,549
-----------------------------------------------------------------------
Mirant Trust I-Series A, $3.13 Conv. Pfd.           3,700       141,007
-----------------------------------------------------------------------
NRG Energy, Inc.(a)                                 6,500        81,380
-----------------------------------------------------------------------
Williams Cos., Inc. (The)                           5,900       112,690
=======================================================================
                                                                916,716
=======================================================================

NETWORKING EQUIPMENT-3.57%

Brocade Communications Systems, Inc.(a)             6,700       171,453
-----------------------------------------------------------------------
Cisco Systems, Inc.(a)                             32,768       480,051
=======================================================================
                                                                651,504
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.90%

Cooper Cameron Corp.(a)                             3,000       164,520
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.95%

Apache Corp.                                        3,800       221,654
-----------------------------------------------------------------------
Devon Energy Corp.                                  2,300       113,413
-----------------------------------------------------------------------
Kerr-McGee Corp.                                    3,400       203,320
=======================================================================
                                                                538,387
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.91%

Novellus Systems, Inc.(a)                           3,500       165,900
=======================================================================

SEMICONDUCTORS-2.73%

Analog Devices, Inc.(a)                             5,700       210,672
-----------------------------------------------------------------------
Intel Corp.                                         4,500       128,745
-----------------------------------------------------------------------
Xilinx, Inc.(a)                                     4,200       158,592
=======================================================================
                                                                498,009
=======================================================================


                                                              MARKET
                                                 SHARES        VALUE

SYSTEMS SOFTWARE-2.04%

Microsoft Corp.(a)                                  2,900   $   151,554
-----------------------------------------------------------------------
Oracle Corp.(a)                                    22,000       220,880
=======================================================================
                                                                372,434
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.18%

JDS Uniphase Corp.(a)                               7,500        32,550
=======================================================================
    Total Domestic Stocks (Cost $14,678,529)                 10,544,582
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-30.09%

BRAZIL-1.76%

Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                             45,000       320,850
=======================================================================

CANADA-0.30%

Stuart Energy Systems Corp. (Electrical
  Components & Equipment)(a)                       13,300        54,692
=======================================================================

FINLAND-0.98%

Nokia Oyj-ADR (Telecommunications Equipment)       11,000       178,860
=======================================================================

FRANCE-3.81%

Suez S.A. (Multi-Utilities)                        18,250       542,997
-----------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)            1,000       151,422
=======================================================================
                                                                694,419
=======================================================================

GERMANY-2.36%

E.On A.G. (Electric Utilities)                      8,320       430,305
=======================================================================

GREECE-0.49%

Public Power Corp.-GDR (Electric
  Utilities)(a)(b)                                  7,500        89,800
=======================================================================

ITALY-5.65%

ACEA S.p.A. (Multi-Utilities)                      40,000       248,109
-----------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)(a)            37,400       106,059
-----------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                     126,300       676,524
=======================================================================
                                                              1,030,692
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE


JAPAN-2.51%

NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(a)                                        180   $   457,805
=======================================================================

SPAIN-7.27%

Endesa S.A.-ADR (Electric Utilities)               39,600       599,148
-----------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                   18,444       197,258
-----------------------------------------------------------------------
Union Fenosa, S.A. (Electric Utilities)            30,000       528,537
=======================================================================
                                                              1,324,943
=======================================================================

UNITED KINGDOM-4.96%

National Grid Group PLC (Electric Utilities)       71,000       509,169
-----------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                     245,100       395,663
=======================================================================
                                                                904,832
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $5,064,497)                             5,487,198
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
CONVERTIBLE NOTES-0.45%

SEMICONDUCTORS-0.45%

Advanced Micro Devices, Inc., Sr. Conv.
  Unsec. Notes, 4.75%, 02/01/22 (Acquired
  01/24/02; Cost $100,000)(c)                  $  100,000        82,500
=======================================================================

                                                 SHARES
MONEY MARKET FUNDS-11.82%

STIC Liquid Assets Portfolio(d)                 1,078,307     1,078,307
-----------------------------------------------------------------------
STIC Prime Portfolio(d)                         1,078,307     1,078,307
=======================================================================
    Total Money Market Funds (Cost
      $2,156,614)                                             2,156,614
=======================================================================
TOTAL INVESTMENTS-100.18% (Cost $21,999,640)                 18,270,894
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.18%)                           (33,129)
=======================================================================
NET ASSETS-100.00%                                          $18,237,765
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
GDR     - Global Depositary Receipt
Pfd.    - Preferred
Sr.     - Senior
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 04/30/02 represented 0.45% of the Fund's net assets.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $21,999,640)*                                 $18,270,894
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                   51,263
-----------------------------------------------------------
  Dividends and interest                             38,061
-----------------------------------------------------------
Investment for deferred compensation plan             1,279
-----------------------------------------------------------
Collateral for securities loaned                    961,387
-----------------------------------------------------------
Other assets                                         17,733
===========================================================
    Total assets                                 19,340,617
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             70,209
-----------------------------------------------------------
  Deferred compensation plan                          1,279
-----------------------------------------------------------
  Collateral upon return of securities loaned       961,387
-----------------------------------------------------------
Accrued distribution fees                            15,061
-----------------------------------------------------------
Accrued trustees' fees                                  653
-----------------------------------------------------------
Accrued transfer agent fees                          19,211
-----------------------------------------------------------
Accrued operating expenses                           35,052
===========================================================
    Total liabilities                             1,102,852
===========================================================
Net assets applicable to shares outstanding     $18,237,765
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 9,867,487
___________________________________________________________
===========================================================
Class B                                         $ 8,102,244
___________________________________________________________
===========================================================
Class C                                         $   268,034
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           1,374,692
___________________________________________________________
===========================================================
Class B                                           1,182,419
___________________________________________________________
===========================================================
Class C                                              39,195
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      7.18
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.18 divided by
      95.25%)                                   $      7.54
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      6.85
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      6.84
___________________________________________________________
===========================================================

* April 30, 2002, securities with an aggregate market value of $928,022 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $3,938)                                       $   141,116
-----------------------------------------------------------
Dividends from affiliated money market funds         14,328
-----------------------------------------------------------
Interest                                              5,259
-----------------------------------------------------------
Security lending income                              23,634
===========================================================
    Total investment income                         184,337
===========================================================

EXPENSES:

Advisory fees                                       103,431
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                        3,666
-----------------------------------------------------------
Distribution fees -- Class A                         27,942
-----------------------------------------------------------
Distribution fees -- Class B                         48,610
-----------------------------------------------------------
Distribution fees -- Class C                          1,392
-----------------------------------------------------------
Transfer agent fees                                  70,125
-----------------------------------------------------------
Trustees' fees                                        4,699
-----------------------------------------------------------
Other                                                56,199
===========================================================
    Total expenses                                  340,859
===========================================================
Less: Fees waived                                  (103,431)
-----------------------------------------------------------
    Expenses paid indirectly                           (367)
===========================================================
    Net expenses                                    237,061
===========================================================
Net investment income (loss)                        (52,724)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (2,758,861)
-----------------------------------------------------------
  Foreign currencies                                 (1,771)
===========================================================
                                                 (2,760,632)
===========================================================
Change in net unrealized appreciation of
  investment securities                             744,450
===========================================================
Net gain (loss) from investment securities and
  foreign currencies                             (2,016,182)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(2,068,906)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2002            2001
                                                              -----------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (52,724)   $   (233,527)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (2,760,632)     (1,054,440)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  744,450     (22,623,181)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (2,068,906)    (23,911,148)
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                              --      (3,585,321)
-----------------------------------------------------------------------------------------
  Class B                                                              --      (4,318,690)
-----------------------------------------------------------------------------------------
  Class C                                                              --         (69,526)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (876,651)      1,728,484
-----------------------------------------------------------------------------------------
  Class B                                                      (1,811,880)       (617,197)
-----------------------------------------------------------------------------------------
  Class C                                                          41,823         191,125
=========================================================================================
    Net increase (decrease) in net assets                      (4,715,614)    (30,582,273)
=========================================================================================

NET ASSETS:

  Beginning of period                                          22,953,379      53,535,652
=========================================================================================
  End of period                                               $18,237,765    $ 22,953,379
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $25,825,005    $ 28,471,713
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (52,724)             --
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (3,805,117)     (1,044,485)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                          (3,729,399)     (4,473,849)
=========================================================================================
                                                              $18,237,765    $ 22,953,379
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Infrastructure Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $1,028,523 as of October 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. During the six months ended April 30, 2002, AIM waived fees of $103,431.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $43,470 such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $27,942, $48,610 and $1,392, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $1,953 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. AIM Distributors did not receive any contingent deferred sales charges.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $759 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $123 and reductions in custodian fees of $244 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $367.

NOTE 4--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

  Effective May 21, 2002, the Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings.

NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money
                                        9
market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At April 30, 2002, securities with an aggregate value of $928,022 were on loan to brokers. The loans were secured by cash collateral of $961,387 received by the Fund and subsequently invested in affiliated money market funds as follows:
$480,694 in STIC Liquid Assets Portfolio and $480,693 in STIC Prime Portfolio. For the six months ended April 30, 2002, the Fund received fees of $23,634 for securities lending.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $1,026,016 and $4,503,208, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 1,541,137
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (5,285,845)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(3,744,708)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $22,015,602.


NOTE 7--SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2002 and the year ended October 31,2001 were as follows:

                                                                 SIX MONTHS ENDED                YEAR ENDED
                                                                  APRIL 30, 2002              OCTOBER 31, 2001
                                                              -----------------------    --------------------------
                                                               SHARES       AMOUNT         SHARES         AMOUNT
                                                              --------    -----------    ----------    ------------
Sold:
  Class A                                                      624,192    $ 4,750,394     1,099,171    $ 13,061,631
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       22,350        166,164        85,594       1,045,861
-------------------------------------------------------------------------------------------------------------------
  Class C                                                        9,007         69,740       112,704       1,254,797
===================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --             --       253,715       3,427,689
-------------------------------------------------------------------------------------------------------------------
  Class B                                                           --             --       308,008       3,997,954
-------------------------------------------------------------------------------------------------------------------
  Class C                                                           --             --         5,299          68,675
===================================================================================================================
Reacquired:
  Class A                                                     (736,007)    (5,627,045)   (1,209,489)    (14,760,836)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                     (267,496)    (1,978,044)     (556,495)     (5,661,012)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                       (3,854)       (27,917)     (107,089)     (1,132,347)
===================================================================================================================
                                                              (351,808)   $(2,646,708)       (8,582)   $  1,302,412
___________________________________________________________________________________________________________________
===================================================================================================================

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                     ENDED                            YEAR ENDED OCTOBER 31,
                                                    APRIL 30,     ---------------------------------------------------------------
                                                      2002         2001         2000(a)        1999         1998(a)       1997(a)
                                                    ----------    --------      --------      --------      --------      -------
Net asset value, beginning of period                  $ 7.96      $ 18.42       $ 16.33       $ 14.18       $ 15.01       $ 14.42
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.01)       (0.04)        (0.15)           --          0.07         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (0.77)       (7.66)         4.16          3.07         (0.79)         1.32
=================================================================================================================================
    Total from investment operations                   (0.78)       (7.70)         4.01          3.07         (0.72)         1.31
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    --           --            --         (0.07)           --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --        (2.76)        (1.92)        (0.85)        (0.11)        (0.72)
=================================================================================================================================
    Total distributions                                   --        (2.76)        (1.92)        (0.92)        (0.11)        (0.72)
=================================================================================================================================
Net asset value, end of period                        $ 7.18      $  7.96       $ 18.42       $ 16.33       $ 14.18       $ 15.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        (9.80)%     (47.96)%       25.71%        22.72%        (4.82)%        9.38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $9,867      $11,826       $24,745       $19,958       $23,531       $38,281
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      2.00%(c)     2.00%         2.00%         2.00%         1.99%         2.00%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   2.98%(c)     2.41%         2.21%         2.22%         2.23%         2.08%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.26)%(c)   (0.39)%       (0.75)%        0.09%         0.52%        (0.09)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    5%          47%           66%           49%           96%           41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $11,269,211.


                                                                                       CLASS B
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                     ENDED                            YEAR ENDED OCTOBER 31,
                                                    APRIL 30,     ---------------------------------------------------------------
                                                      2002         2001         2000(a)       1999(a)       1998(a)       1997(a)
                                                    ----------    --------      --------      --------      --------      -------
Net asset value, beginning of period                  $ 7.61      $ 17.84       $ 15.94       $ 13.87       $ 14.75       $ 14.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.03)       (0.12)        (0.24)        (0.06)           --         (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (0.73)       (7.35)         4.06          2.98         (0.77)         1.32
=================================================================================================================================
    Total from investment operations                   (0.76)       (7.47)         3.82          2.92         (0.77)         1.23
=================================================================================================================================
Less distributions from net realized gains                --        (2.76)        (1.92)        (0.85)        (0.11)        (0.72)
=================================================================================================================================
Net asset value, end of period                        $ 6.85      $  7.61       $ 17.84       $ 15.94       $ 13.87       $ 14.75
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        (9.99)%     (48.28)%       25.09%        22.03%        (5.31)%        8.83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $8,102      $10,869       $28,378       $25,134       $32,349       $57,199
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      2.50%(c)     2.50%         2.50%         2.50%         2.49%         2.50%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   3.48%(c)     2.91%         2.71%         2.72%         2.73%         2.58%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.76)%(c)   (0.89)%       (1.25)%       (0.41)%        0.02%        (0.59)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    5%          47%           66%           49%           96%           41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,802,662.


                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                                                        MARCH 1, 1999
                                                              SIX MONTHS    YEAR ENDED OCTOBER 31,      (DATE SALES
                                                               ENDED                                    COMMENCED) TO
                                                              APRIL 30,     ----------------------      OCTOBER 31,
                                                                2002         2001         2000(a)        1999(a)
                                                              ----------    --------      --------      -------------
Net asset value, beginning of period                            $ 7.60       $17.82        $15.94          $13.99
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)       (0.12)        (0.24)          (0.03)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.73)       (7.34)         4.04            1.98
=====================================================================================================================
    Total from investment operations                             (0.76)       (7.46)         3.80            1.95
=====================================================================================================================
Less distributions from net realized gains                          --        (2.76)        (1.92)             --
=====================================================================================================================
Net asset value, end of period                                  $ 6.84       $ 7.60        $17.82          $15.94
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                 (10.00)%     (48.27)%       24.94%          13.94%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  268       $  259        $  412          $   16
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.50%(c)     2.50%         2.50%           2.50%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             3.48%(c)     2.91%         2.71%           2.72%(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.76)%(c)   (0.89)%       (1.25)%         (0.41)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                              5%          47%           66%             49%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $280,621.
(d)  Annualized.

NOTE 9--SUBSEQUENT EVENT

The Board of Trustees unanimously approved, on May 15, 2002, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Global Infrastructure Fund ("Global Infrastructure Fund") would transfer substantially all of its assets to AIM Global Utilities Fund ("Global Utilities Fund"), a series of AIM Funds Group. As a result of the transaction, shareholders of Global Infrastructure Fund would receive shares of Global Utilities Fund in exchange for their shares of Global Infrastructure Fund, and Global Infrastructure Fund would cease operations. The Board of Trustees also approved the Fund to bear its own costs and expenses with respect to the Plan.

The Plan requires approval of Global Infrastructure Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in September 2002. If the Plan is approved by shareholders of Global Infrastructure Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

BOARD OF TRUSTEES                      OFFICERS                                            OFFICE OF THE FUND
Robert H. Graham                       Robert H. Graham                                    11 Greenway Plaza
                                       Chairman and President                              Suite 100
Frank S. Bayley                                                                            Houston, TX 77046
                                       Carol F. Relihan
Bruce L. Crockett                      Senior Vice President and Secretary                 INVESTMENT ADVISOR
                                                                                           A I M Advisors, Inc.
Albert R. Dowden                       Gary T. Crum                                        11 Greenway Plaza
                                       Senior Vice President                               Suite 100
Edward K. Dunn Jr.                                                                         Houston, TX 77046
                                       Dana R. Sutton
Jack M. Fields                         Vice President and Treasurer                        TRANSFER AGENT
                                                                                           A I M Fund Services, Inc.
Carl Frischling                        Robert G. Alley                                     P.O. Box 4739
                                       Vice President                                      Houston, TX 77210-4739
Prema Mathai-Davis
                                       Stuart W. Coco                                      CUSTODIAN
Lewis F. Pennock                       Vice President                                      State Street Bank and Trust Company
                                                                                           225 Franklin Street
Ruth H. Quigley                        Melville B. Cox                                     Boston, MA 02110
                                       Vice President
Louis S. Sklar                                                                             COUNSEL TO THE FUND
                                       Edgar M. Larsen                                     Ballard Spahr
                                       Vice President                                      Andrews & Ingersoll, LLP
                                                                                           1735 Market Street
                                                                                           Philadelphia, PA 19103

                                                                                           COUNSEL TO THE TRUSTEES
                                                                                           Kramer, Levin, Naftalis & Frankel LLP
                                                                                           919 Third Avenue
                                                                                           New York, NY 10022

                                                                                           DISTRIBUTOR
                                                                                           A I M Distributors, Inc.
                                                                                           11 Greenway Plaza
                                                                                           Suite 100
                                                                                           Houston, TX 77046

                             EQUITY FUNDS

     DOMESTIC EQUITY FUNDS               INTERNATIONAL/GLOBAL EQUITY FUNDS            A I M Management Group Inc. has provided
                                                                                      leadership in the mutual fund industry
        MORE AGGRESSIVE                           MORE AGGRESSIVE                     since 1976 and manages approximately
                                                                                      $158 billion in assets for more than 9
AIM Small Cap Opportunities(1)            AIM Developing Markets                      million shareholders, including
AIM Mid Cap Opportunities(1)              AIM European Small Company                  individual investors, corporate clients
AIM Large Cap Opportunities(1)            AIM Asian Growth                            and financial institutions.*
AIM Emerging Growth                       AIM International Emerging Growth
AIM Small Cap Growth(2)                   AIM Global Aggressive Growth                    The AIM Family of Funds--Registered
AIM Aggressive Growth                     AIM European Development                    Trademark-- is distributed nationwide.
AIM Mid Cap Growth                        AIM Euroland Growth                         AIM is a subsidiary of AMVESCAP PLC, one
AIM Dent Demographic Trends               AIM International Equity                    of the world's largest independent
AIM Constellation                         AIM Global Growth                           financial services companies with $400
AIM Large Cap Growth                      AIM Worldwide Spectrum                      billion in assets under management.*
AIM Weingarten                            AIM Global Trends
AIM Small Cap Equity                      AIM International Value(4)
AIM Capital Development
AIM Mid Cap Equity                                   MORE CONSERVATIVE
AIM Select Equity(3)
AIM Value II                                        SECTOR EQUITY FUNDS
AIM Value
AIM Blue Chip                                         MORE AGGRESSIVE
AIM Mid Cap Basic Value
AIM Large Cap Core Equity                 AIM New Technology
AIM Charter                               AIM Global Telecommunications and Technology
AIM Basic Value                           AIM Global Energy(5)
AIM Large Cap Basic Value                 AIM Global Infrastructure
AIM Balanced                              AIM Global Financial Services
AIM Basic Balanced                        AIM Global Health Care
                                          AIM Global Utilities
       MORE CONSERVATIVE                  AIM Real Estate(6)

                                                     MORE CONSERVATIVE

                         FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS             TAX-FREE FIXED-INCOME FUNDS

       MORE AGGRESSIVE                        MORE AGGRESSIVE

AIM High Yield II                         AIM High Income Municipal
AIM High Yield                            AIM Municipal Bond
AIM Strategic Income                      AIM Tax-Free Intermediate
AIM Income                                AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                         MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

       MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change.
(1) Closed to new investors. (2) On March 18, 2002, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after July 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

*As of 3/31/02                                          [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       GIF-SAR-1

A I M DISTRIBUTORS, INC.